Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Organization and Significant Accounting Policies
Organization and Significant Accounting Policies

1.Organization and Significant Accounting Policies

Description of the Business

Coherus Oncology, Inc. (the “Company” or “Coherus”) is a fully integrated commercial-stage innovative oncology company with an approved next-generation programmed death receptor-1 (“PD-1”) inhibitor, LOQTORZI® (toripalimab-tpzi), and a promising proprietary pipeline that includes two mid-stage clinical candidates targeting liver, lung, head & neck, colorectal and other cancers. The Company’s strategy is to grow sales of LOQTORZI in nasopharyngeal carcinoma (“NPC”) and advance the development of new indications for LOQTORZI in combination with both its pipeline candidates as well as its partners, driving sales multiples and synergies from proprietary combinations. On May 29, 2025, the Company changed its corporate name from Coherus BioSciences, Inc. to Coherus Oncology, Inc. to better align with its exclusive focus on proprietary innovative immuno-oncology medicines following the completion of the recent divestitures of our biosimilar businesses and the transition to an exclusive focus on immuno-oncology.

The Company previously owned UDENYCA (pegfilgrastim-cbqv), which was launched commercially in a pre-filled syringe presentation in the United States in January 2019, followed by the launch of UDENYCA in an autoinjector presentation in May 2023 and the launch of UDENYCA ONBODY in February 2024. On December 2, 2024, the Company and Intas Pharmaceuticals Ltd. (“Intas”) entered into an asset purchase agreement (the “UDENYCA Purchase Agreement”), pursuant to which the Company agreed to divest the UDENYCA franchise (the “UDENYCA Business”) to Intas (the “UDENYCA Sale”). On April 11, 2025 (the “UDENYCA Closing Date”), the Company completed the divestiture of the UDENYCA Business to Intas for upfront, all-cash consideration of $483.4 million, inclusive of $118.4 million for UDENYCA product inventory. Intas has designated Accord BioPharma, Inc., an indirect wholly owned subsidiary of Intas (“Accord” and, together with Intas, the “Intas Parties”) to purchase the physical assets, including product inventory. The Company is eligible to receive two additional payments of $37.5 million each (together, the “Earnout Payments”). The first such payment is payable by Intas to the Company if net sales (as defined in the UDENYCA Purchase Agreement, “Net Sales”) of UDENYCA for four consecutive fiscal quarters from July 1, 2025 through September 30, 2026 are equal to or greater than $300 million, and the second such payment is payable by Intas to the Company if Net Sales of UDENYCA for four consecutive fiscal quarters from July 1, 2025 through March 31, 2027 are equal to or greater than $350 million.

The UDENYCA Sale represented the last and most significant divestiture of the Company’s biosimilar businesses, which comprised the UDENYCA, YUSIMRY and CIMERLI franchises; therefore, the strategic shift criteria had been met and discontinued operations presentation has been included in the consolidated statements of operations and consolidated balance sheets for all periods presented. Refer to Note 6. Discontinued Operations for more information.

Basis of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of Coherus and its wholly-owned subsidiaries. The Company does not have any significant interest in variable interest entities. All material intercompany transactions and balances have been eliminated upon consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosures. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities when these values are not readily apparent from other sources. Estimates are assessed each period and updated to reflect current information. Accounting estimates and judgements are inherently uncertain, and the actual results could differ from these estimates.

Segment Reporting and Geographic Disclosures

The Company operates and manages its business as one reportable and operating segment, which is the business of developing and commercializing human pharmaceutical products. The Company’s chief executive officer, as the chief operating decision maker (“CODM”), manages and allocates resources to the operations of the Company on an entity-wide basis. Managing and allocating resources on an entity-wide basis enables the CODM to assess the overall level of resources available and how to best deploy these resources across functions. The CODM assesses operating performance and makes operating decisions primarily based on net income (loss), cash on-hand and cash flows. All expense categories on the consolidated statements of operations are significant, and there are no other significant segment expenses that would require disclosure. Primarily, all revenue is generated and all long-lived assets are maintained in the United States.

Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash comprise cash and highly liquid investments with original maturities of 90 days or less.

The following table provides a reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheets and which, in aggregate, represent the amount reported in the consolidated statements of cash flows:

(in thousands)	January 1,
At beginning of period:	2024	2023
Cash and cash equivalents	$102,891	$63,547
Restricted cash	452	440
Total cash, cash equivalents and restricted cash	$103,343	$63,987

	December 31,
At end of period:	2024	2023
Cash and cash equivalents	$125,987	$102,891
Restricted cash	263	452
Total cash, cash equivalents and restricted cash	$126,250	$103,343

Restricted cash consists of deposits for letters of credit that the Company has provided to secure its obligations under certain leases and is included in other assets, non-current in the consolidated balance sheets.

The Company classifies milestone payments related to licensing arrangements as cash flows used in investing activities in its consolidated statements of cash flows.

Trade Receivables

Trade receivables are recorded net of allowances for chargebacks, chargeback prepayments, cash discounts for prompt payment and credit losses. The Company estimates an allowance for expected credit losses by considering factors such as historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The corresponding expense for the credit loss allowance is reflected in selling, general and administrative expenses and was not material during the periods presented. The Company believes that its allowance for expected credit losses was adequate and immaterial as of December 31, 2024 and 2023.

Investments in Marketable Securities

Investments in marketable securities primarily consist of U.S. Treasury securities, government agency securities, commercial paper, corporate bonds and market money funds. Management determines the appropriate classification of investments in marketable securities at the time of purchase based upon management’s intent with regards to such investment and re-evaluates such designation as of each balance sheet date. The Company’s investment policy requires that it only invests in highly rated securities and limits its exposure to any single issuer, except for securities issued by the U.S. government. All investments in marketable debt securities are held as “available-for-sale” and are carried at the estimated fair value as determined based upon quoted market prices or pricing models for similar securities.

The Company classifies investments in marketable securities as short-term when they have remaining contractual maturities of one year or less from the balance sheet date. The Company regularly reviews its investments for declines in fair value below the amortized cost basis to determine whether the impairment, if any, is due to credit-related or other factors. This review includes the credit worthiness of the security issuers, the severity of the unrealized losses, whether the Company has the intent to sell the securities and whether it is more likely than not that the Company will be required to sell the securities before the recovery of the amortized cost basis. Unrealized gains and losses on available-for-sale debt securities are reported as a component of accumulated comprehensive income (loss), with the exception of unrealized losses believed to be related to credit losses, if any, which are recognized in earnings in the period the impairment occurs. Impairment assessments are made at the individual security level each reporting period. When the fair value of an available-for-

sale debt investment is less than its cost at the balance sheet date, a determination is made as to whether the impairment is related to a credit loss and, if it is, the portion of the impairment relating to credit loss is recorded as an allowance through net income (loss). There were no impairments related to credit losses during any of the periods presented. Realized gains and losses, if any, on available-for-sale securities are included in other income (expense), net, in the consolidated statements of operations based on the specific identification method. During 2024 and 2023, interest income was $4.5 million and $2.8 million, respectively, and is included in other income (expense), net, in the consolidated statements of operations.

Concentrations of Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of cash, cash equivalents, investments in marketable securities and trade receivables. The Company attempts to minimize the risks related to cash, cash equivalents and marketable securities by investing in a broad and diverse range of financial instruments. The investment portfolio is maintained in accordance with the Company’s investment policy, which defines allowable investments, specifies credit quality standards and limits the credit exposure of any single issuer. The Company monitors the credit worthiness of customers that are granted credit in the normal course of business. In general, there is no requirement for collateral from customers.

Substantially all of the Company’s revenues are in the United States to three wholesalers. The Company launched LOQTORZI in December 2023. Net revenue for sales of UDENYCA, YUSIMRY, and CIMERLI are classified within discontinued operations. Net revenue for product sales of YUSIMRY and CIMERLI effectively ceased following the disposition of these two product lines on June 26, 2024 and March 1, 2024, respectively (see Note 6. Discontinued Operations).

Business Combination Accounting & Valuation of Acquired Assets

The Company accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. Judgment is required in assessing whether the acquired processes or activities, along with their inputs, meet the criteria to constitute a business, as defined by U.S. GAAP.

The acquisition method of accounting requires the recognition of assets acquired and liabilities assumed at their acquisition date fair values. The excess of the fair value of consideration transferred over the fair value of the net assets acquired is recorded as goodwill, or when there is an excess of the fair values of these identifiable assets and liabilities over the fair value of purchase consideration, a bargain purchase gain is recorded in the consolidated statements of operations. The estimations of fair values are based on non-observable inputs that are included in valuation models. An income approach, which generally relies upon projected cash flow models, is used in estimating the fair value of the acquired intangible assets. These cash flow projections are based on management's estimates of economic and market conditions including the estimated future cash flows from revenues of acquired assets, the timing and projection of costs and expenses and the related profit margins, tax rates, and discount rate.

During the measurement period, which occurs before finalization of the purchase price allocation, changes in assumptions and estimates that result in adjustments to the fair values of assets acquired and liabilities assumed, if based on facts and circumstances existing at the acquisition date, are recorded on a retroactive basis as of the acquisition date, with the corresponding offset to goodwill or bargain purchase gain (See Note 7. Surface Acquisition).

Foreign Currency

Monetary assets and liabilities denominated in foreign currency are remeasured at period-end exchange rates. Non-monetary assets and liabilities denominated in foreign currencies are remeasured at historical rates. Translation gains and losses are included in accumulated other comprehensive loss in stockholders’ deficit. Revenue and expense accounts are translated to U.S. dollars at average exchange rates in effect during the period with resulting transaction gains and losses recognized in other income (expense), net in the consolidated statements of operations. The Company has not experienced material foreign currency transaction gains and losses for any of the years presented.

Inventory

Inventory is stated at the lower of cost or estimated net realizable value with cost determined under the first-in first-out method. Inventory costs include third-party contract manufacturing, third-party packaging services, freight, labor costs for personnel involved in the manufacturing process, and indirect overhead costs. The Company primarily uses actual costs to determine the cost basis for inventory. The determination of excess or obsolete inventory requires judgment including consideration of many factors, such as estimates of future product demand, current and future market conditions, product expiration information, and potential product obsolescence, among others. During 2024 and 2023, the Company recorded $14.1 million and $52.6 million in inventory write-downs, respectively, within cost of goods sold in discontinued operations. The 2024 charge was primarily for the write-down of UDENYCA inventory that did not meet acceptance criteria. The 2023 charge was primarily for the write-down of slow moving YUSIMRY inventory and the related partial recognition of certain firm purchase commitments.

Although the Company believes the assumptions used in estimating potential inventory write-downs are reasonable, if actual market conditions are less favorable than projected by management, write-downs of inventory, charges related to firm purchase commitments, or both may be required which would be recorded as cost of goods sold in the consolidated statements of operations. Adverse developments affecting the Company’s assumptions of the level and timing of demand for its products include those that are outside of the Company’s control such as the actions taken by competitors and customers, the direct or indirect effects of the COVID-19 pandemic, and other factors.

Prior to the regulatory approval of product candidates, the Company incurs expenses for the manufacture of drug products that could potentially be available to support the commercial launch of the products. Inventory costs are capitalized when future commercialization is considered probable and the future economic benefit is expected to be realized, based on management’s judgment. A number of factors are considered, including the current status in the regulatory approval process, potential impediments to the approval process such as safety or efficacy, viability of commercialization and marketplace trends. Inventory related to UDENYCA, CIMERLI and YUSIMRY is classified within assets of discontinued operations on the consolidated balance sheets, and LOQTORZI is presented in inventory. The Company began to capitalize inventory costs associated LOQTORZI after receiving final regulatory approval in October 2023, respectively.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Interest costs incurred during the construction of major capital projects are capitalized until the underlying asset is ready for its intended use, at which point the capitalized interest costs are amortized as depreciation or amortization expense over the life of the underlying asset. When the Company disposes of property and equipment, it removes the associated cost and accumulated depreciation from the related accounts in the consolidated balance sheets and include any resulting gain or loss in the consolidated statements of operations. Eligible costs of internal use software and implementation costs of certain hosting arrangements are capitalized and amortized over the estimated useful life of the software or associated hosting arrangement, as applicable. Depreciation and amortization are recognized using the straight-line method over the following estimated useful lives:

Computer equipment and software	3 - 7 years
Furniture and fixtures	5 years
Machinery and equipment	5 years
Leasehold improvements	Shorter of lease term or useful life

Goodwill and Intangible Assets

Goodwill represents the excess of the consideration transferred over the fair value of net assets acquired in a business combination. Goodwill is not amortized but is evaluated for impairment on an annual basis, during the fourth quarter, or more frequently if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of the Company’s single reporting unit below its carrying amount.

Acquired in-process research and development (“IPR&D”) that the Company acquires in conjunction with the acquisition of a business represents the fair value assigned to incomplete research projects which, at the time of acquisition, have not reached technological feasibility. The amounts are capitalized and are accounted for as indefinite-lived intangible assets, subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each IPR&D project, the Company will commence amortization over the useful life of the intangible asset, which will generally be determined by the period in which the substantial majority of the cash flows are expected to be generated. The Company evaluates IPR&D for impairment on an annual basis, during the fourth quarter, or more frequently if impairment indicators exist.

Finite-lived intangible assets are generally amortized on a straight-line basis over their estimated economic life and are reviewed periodically for impairment. The amortization expense related to capitalized milestone payments under license agreements and the amortization expense from out-licenses are recorded as a component of cost of goods sold in the consolidated statements of operations. The estimated life for capitalized milestone payments is ten years, and the life for acquired out-licenses is fifteen years.

Impairment of Long-Lived Assets

Long-lived assets, including property and equipment and finite-lived intangible assets, are reviewed for impairment whenever facts or circumstances either internally or externally may indicate that the carrying value of an asset may not be recoverable. If there is an indication of impairment, the Company tests for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of the asset to the carrying amount of the asset or asset group. If the asset or asset group is determined to be impaired, any excess of the carrying value of the asset or asset group over its estimated fair value is recognized as an impairment loss.

Accrued Research and Development Expense

Clinical trial costs are a component of research and development expense. The Company accrues and expenses clinical trial activities performed by third parties based upon actual work completed in accordance with agreements established with clinical research and manufacturing organizations and clinical sites. The Company determines the actual costs through monitoring patient enrollment, discussions with internal personnel and external service providers regarding the progress or stage of completion of trials or services and the agreed-upon fee to be paid for such services.

Revenue Purchase and Sale Agreement

The Revenue Purchase and Sale Agreement (see Note 9. Financial Liabilities) contains the Royalty Fee Derivative Liability that meets the criteria to be bifurcated and accounted for separately from the Revenue Purchase and Sale Agreement. The Royalty Fee Derivative Liability was recorded at fair value upon entering into the Revenue Purchase and Sale Agreement and is subsequently remeasured to fair value at each reporting period with the corresponding change in fair value recognized in other income (expense), net in the consolidated statements of operations. The Revenue Purchase and Sale Agreement was initially valued and is remeasured using Monte Carlo simulation models to perform the “with-and-without” method, which involves valuing the Revenue Purchase and Sale Agreement with the embedded derivative and then valuing it without the embedded derivative. The difference between values is determined to be the estimated fair value of the Royalty Fee Derivative Liability. Refer to Note 3. Fair Value Measurements for details regarding the fair value.

The Revenue Purchase and Sale Agreement is accounted for as a liability net of a discount comprising issuance costs and the fair value of the embedded derivative requiring bifurcation. The Company imputes interest expense associated with this liability using the effective interest rate method on a prospective basis. The effective interest rate is calculated based on the rate that would enable the liability to be repaid in full over the anticipated life of the arrangement. Interest expense is recognized over the estimated term on the consolidated statement of operations. The interest rate on this revenue participation liability may vary during the term of the agreement depending on a number of factors, including the level of actual and forecasted net sales. Increases or decreases in forecasted net sales could have a significant impact on the revenue participation liability, interest expense, and the time period for repayment. In the second quarter of 2025, the Company used a portion of the UDENYCA Sale proceeds to substantially pay off the 2026 Convertible Notes and buy out certain royalty obligations related to UDENYCA pursuant to the Revenue Purchase and Sale Agreement.

Contingent Consideration

Contingent consideration primarily relates to the potential payments to holders of the CVRs that are contingent upon the achievement of the Company and certain third-parties meeting product development or financial performance milestones. For transactions accounted for as business combinations, the Company records contingent consideration at fair value at the date of the acquisition based on the consideration expected to be transferred. Liabilities for contingent consideration are remeasured each reporting period and subsequent changes in fair value are recognized within loss from continuing operations in the consolidated statements of operations. The assumptions utilized in the calculation of the fair values include probability of success and the discount rates. Contingent consideration involves certain assumptions requiring significant judgment and actual results may differ from estimated amounts.

Net Revenues

The Company sells to wholesalers and distributors, (collectively, “Customers”). The Customers then resell to hospitals and clinics (collectively, “Healthcare Providers”) pursuant to contracts with the Company. In addition to distribution agreements with Customers and contracts with Healthcare Providers, the Company enters into arrangements with group purchasing organizations (“GPOs”) that provide for United States government-mandated or privately negotiated rebates, chargebacks and discounts. The Company also enters into rebate arrangements with payers, which consist primarily of commercial insurance companies and government entities, to cover the reimbursement of products to Healthcare Providers. The Company provides co-payment assistance to patients who have commercial insurance and meet certain eligibility requirements. Revenue from product sales is recognized at the point when a Customer obtains control of the product and the Company satisfies its performance obligation, which generally occurs at the time product is shipped to the

Customer. Payment terms differ by jurisdiction and customer, but payment terms typically range from 30 to approximately 80 days from date of shipment and may be extended during the launch period of a new product.

Product Sales Discounts and Allowances

Revenue from product sales is recorded at the net sales price (“transaction price”), which includes estimates of variable consideration for which reserves are established and that result from chargebacks, rebates, co-pay assistance, prompt-payment discounts, returns and other allowances that are offered within contracts between the Company and its Customers, Healthcare Providers, payers and GPOs. These reserves are based on the amounts earned or to be claimed on the related sales and are classified as reductions in trade receivables (if the amounts are payable to a Customer) or current and non-current liabilities (if the amounts are payable to a party other than a Customer). Where appropriate, these estimates take into consideration a range of possible outcomes that are probability-weighted for relevant factors such as historical experience, current contractual and statutory requirements, specifically known market events and trends, industry data and forecasted Customer buying and payment patterns. Overall, these reserves reflect the best estimates of the amount of consideration to which the Company is entitled based on the terms of its contracts. The amount of variable consideration that is included in the transaction price may be constrained, and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. The actual amount of consideration ultimately received may differ. If actual results in the future vary from the Company’s estimates, the estimates will be adjusted, which will affect net product revenue in the period that such variances become known.

Chargebacks: Chargebacks are discounts that occur when Healthcare Providers purchase directly from a Customer. Healthcare Providers, which belong to Public Health Service institutions, non-profit clinics, government entities, GPOs, and health maintenance organizations, generally purchase the product at a discounted price. The Customer, in turn, charges back to the Company the difference between the price initially paid by the Customer and the discounted price paid by the Healthcare Providers to the Customer. The allowance for chargebacks is based on an estimate of sales through to Healthcare Providers from the Customer.

Discounts for Prompt Payment: The Company provides for prompt payment discounts to its Customers, which are recorded as a reduction in revenue in the same period that the related product revenue is recognized.

Rebates: Rebates include mandated discounts under the Medicaid Drug Rebate Program, other government programs and commercial contracts. Rebate amounts owed after the final dispensing of the product to a benefit plan participant are based upon contractual agreements or legal requirements with these public sector benefit providers. The accrual for rebates is based on statutory or contractual discount rates and expected utilization. The estimates for the expected utilization of rebates are based on Customer and commercially available payer data, as well as data collected from the Healthcare Providers, Customers, GPOs, and historical utilization rates. Rebates invoiced by payers, Healthcare Providers and GPOs are paid in arrears. If actual future rebates vary from estimates, the Company may need to adjust its accruals, which would affect net product revenue in the period of adjustment.

Co-payment Assistance: Patients who have commercial insurance and meet certain eligibility requirements may receive co-payment assistance. The calculation of the accrual for co-pay assistance is based on an estimate of claims and the cost per claim that the Company expects to receive associated with product that has been recognized as revenue.

Product Returns: The Company offers its Customers limited product return rights, which are principally based upon whether the product is damaged or defective, or the product’s expiration date.

Other Allowances: The Company pays fees to Customers and GPOs for account management, data management and other administrative services. To the extent that the services received are distinct from the sale of products to the customer, these payments are classified in selling, general and administrative expense in the Company’s consolidated statements of operations, otherwise they are included as a reduction in product revenue.

Royalty Revenue

Royalty revenue from licensees, which is based on sales to third parties of licensed products, is recorded when the third-party sale occurs and the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). Royalty revenue was immaterial for all periods presented and is included in net revenue.

Cost of Goods Sold

Cost of goods sold consists primarily of third-party manufacturing, distribution, certain overhead costs, royalties on certain products, and charges for inventory write-downs.

The Company incurs royalties on net sales of LOQTORZI in the low twenty percent range~~.~~

Research and Development Expense

Research and development expense represents costs incurred to conduct research, such as the discovery and development of product candidates. The Company recognizes all research and development costs as they are incurred. The Company currently tracks research and development costs incurred on a product candidate basis only for external research and development expenses. The Company’s external research and development expense consists primarily of:

●	expense incurred under agreements with collaborators, consultants, third-party CROs, and investigative sites where a substantial portion of the Company’s preclinical studies and all of its clinical trials are conducted;
●	costs of acquiring originator comparator materials and manufacturing preclinical study and clinical trial supplies and other materials from CMOs, and related costs associated with release and stability testing;
●	costs associated with manufacturing process development activities, analytical activities and pre-launch inventory manufactured prior to regulatory approval being obtained or deemed to be probable; and
●	option and certain milestone payments related to licensing and collaboration agreements.

Internal costs are associated with activities performed by the Company’s research and development organization and generally benefit multiple programs. These costs are not separately allocated by product candidate. Unallocated, internal research and development costs consist primarily of:

●	personnel-related expense, which include salaries, benefits and stock-based compensation; and
●	facilities and other allocated expense, which include direct and allocated expense for rent and maintenance of facilities, depreciation and amortization of leasehold improvements and equipment, laboratory and other supplies.

License Agreements

The Company has entered and may continue to enter into license agreements to access and utilize certain technology. To determine whether the licensing transactions should be accounted for as a business combination or as an asset acquisition, the Company makes certain judgments, which include assessing whether the acquired set of activities and assets would meet the definition of a business under the relevant accounting rules.

If the acquired set of activities and assets does not meet the definition of a business, the transaction is recorded as an asset acquisition and therefore, any acquired IPR&D that does not have an alternative future use is charged to expense at the acquisition date. To date none of the Company’s license agreements have been considered to be the acquisition of a business.

Selling, General and Administrative Expense

Selling, general and administrative expense comprises primarily compensation and benefits associated with sales and marketing, finance, human resources, legal, information technology and other administrative personnel, outside marketing, advertising and legal expenses and other general and administrative costs. The Company expenses the cost of advertising, including promotional expenses, as incurred. Advertising expenses for continuing operations were $7.4 million and $3.4 million in 2024 and 2023, respectively.

Stock-Based Compensation

The Company’s compensation programs include stock-based awards. For awards other than condition-based performance stock options, the fair values are recognized as compensation expense on a straight-line basis over the vesting period. For condition-based performance stock options, expense is recognized only when performance conditions are considered probable of being achieved and is recognized over the period from the grant date through the time the milestone is expected to be achieved. The related costs are recorded in cost of goods sold, research and development, and selling, general and administrative expense, as appropriate. The Company accounts for forfeitures as they occur. The Company accounts for stock issued in connection with business combinations based on the fair value of the Company’s common stock on the date of issuance.

Income Taxes

The Company utilizes the liability method of accounting for deferred income taxes. Under this method, deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. A valuation allowance is established against deferred tax assets when, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense.

The Company recognizes uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. The Company does not expect its unrecognized tax benefits from prior years to change significantly in 2025.

Operating and Finance Leases

The Company determines at an arrangement’s inception whether it is a lease. The Company does not recognize right-of-use assets and lease liabilities related to short-term leases. The Company also does not separate lease and non-lease components for its facility and vehicle leases. Operating leases are included in accrued and other current liabilities, other assets, non-current, and lease liabilities, non-current in the consolidated balance sheets. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise any such options. The Company recognizes operating lease expense for these leases on a straight-line basis over the lease term.

The terms of vehicles leased under the Company’s fleet agreement (“Vehicle Lease Agreement”) were 36 months. The vehicles leased under this arrangement were classified as finance leases. Finance leases are included in property and equipment, net, accrued and other current liabilities, and lease liabilities, non-current in the consolidated balance sheets. Assets under finance leases are depreciated to operating expenses on a straight-line basis over the lease term. As of December 31, 2024, the Company has fully satisfied its finance lease obligations and no longer has any related right-of-use assets or lease liabilities on its consolidated balance sheets.

The operating lease right-of-use assets and the lease liabilities are recognized based on the present value of lease payments over the lease term at the lease commencement date. The Company uses its incremental borrowing rate based on the information available at the commencement date or the lease modification date, as applicable, in determining the lease liabilities as the Company's leases generally do not provide an implicit rate.

Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive common shares. Diluted net income per share is computed by dividing the net income by the weighted average number of common shares outstanding for the period plus any diluted potential common shares outstanding for the period determined using the treasury stock method for options, PSOs, restricted stock units (“RSUs”) and ESPP and using the if-converted method for the convertible notes. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding for the period, without consideration for any potential dilutive common share equivalents as their effect would be antidilutive (see Note 15. Net Income (Loss) Per Share).

Comprehensive Income (Loss)

Comprehensive income (loss) includes the following two components: net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to gains and losses that are recorded as an element of stockholders’ deficit, but are excluded from net income (loss). The Company’s other comprehensive income (loss) includes the unrealized gain (loss) on available-for-sale securities and foreign currency translation adjustments in 2024 and 2023.

Restructuring Charges

On March 3, 2023, the Company committed to a plan to reduce its workforce to focus resources on strategic priorities including the commercialization of its diversified product portfolio and development of innovative immuno-oncology product candidates. The reduction in force impacted approximately 50 full-time and part-time employees, effective March 10, 2023 for most of these employees. In the first quarter of 2023, non-recurring restructuring charges associated with the reduction in force consisted of $3.9 million in cash expenses related to personnel expenses such as salaries, severance payments and other benefits; and $1.5 million in non-cash stock-based compensation related to acceleration of vesting and extension of the stock option exercise windows for two impacted executives; partially offset by $0.5 million in non-cash stock-based compensation forfeiture credits. The reduction in force was completed during the second quarter of 2023.

For the year ended December 31, 2023, the consolidated statements of operations included $3.6 million in research and development expense and $1.3 million in selling, general and administrative expense related to the reduction in force.

Discontinued Operations

The Company evaluates all disposal transactions to determine whether it qualifies for reporting as discontinued operations. A disposal of a component or a group of components is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results when the following occurs: (1) a component (or group of components) meets the criteria to be classified as held for sale; (2) the component or group of components is disposed of by sale; or (3) the component or group of components is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spin-off). For any component classified as held for sale or disposed of by sale or other than by sale, qualifying for presentation as a discontinued operation, the Company reports the results of operations of the discontinued operations (including any gain or loss recognized on the disposal or loss recognized on classification as held for sale of a discontinued operation), less applicable income taxes (benefit), as a separate component in the consolidated statement of operations for all periods presented. For comparative purposes, the Company presents net assets and liabilities transferred to buyers in connection with divestitures as assets and liabilities of discontinued operations on the consolidated balance sheets for prior periods.

Reclassifications

Certain amounts in prior years’ financial statements have been reclassified to conform with the current period presentation of discontinued operations, including amounts in the consolidated balance sheets, consolidated statements of operations and various footnotes. There were no changes to net income (loss). In addition, certain amounts in the consolidated statements of cash flows have been reclassified to conform with the current period presentation, and these changes had no impact to the net cash flows of operating, investing or financing activities.

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 was adopted on a retrospective basis as of December 31, 2024, and it did not change the way that the Company identifies its reportable segments. The adoption did not have a material impact on the Company’s segment-related disclosures.

The following are recent accounting pronouncements that the Company has not yet adopted:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The new standard is effective for the Company for annual periods beginning after December 15, 2024, with early adoption permitted. The amendments in this ASU should be applied prospectively; however, retrospective application is also permitted. The Company is currently evaluating the impact this ASU may have on its financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public entities to disclose certain disaggregated costs and expenses on an annual and interim basis in the notes to the financial statements. It also requires disclosure of the total amount of selling expenses, and the Company’s definition of selling expenses. The new standard is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective or retrospective basis. The Company is currently evaluating the impact this ASU may have on its financial statement disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion or extinguishments of convertible debt. The new standard is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. The Company is currently evaluating the impact this ASU may have on its financial statement disclosures.

The Company has reviewed other recent accounting pronouncements and concluded they are either not applicable to the business or that no material effect is expected on the consolidated financial statements as a result of future adoption.